Net Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers

a.	Disaggregation of revenue from contracts with customers

	Six Months Ended June 30
	2020	2021
	NT$	NT$
Product	(In Millions)	(In Millions)

Wafer	$546,955.8	$654,478.0
Others	74,339.7	80,077.4

	$621,295.5	$734,555.4

	Six Months Ended June 30
	2020	2021
	NT$	NT$
Geography	(In Millions)	(In Millions)

Taiwan	$57,932.9	$99,480.7
United States	349,676.1	456,177.7
China	133,559.6	78,239.4
Europe, the Middle East and Africa	34,532.7	45,022.3
Japan	33,966.4	34,380.7
Others	11,627.8	21,254.6

	$621,295.5	$734,555.4

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Six Months Ended June 30
	2020	2021
	NT$	NT$
Platform	(In Millions)	(In Millions)

Smartphone	$297,775.1	$320,952.7
High Performance Computing	197,109.2	271,234.4
Internet of Things	51,861.6	59,514.5
Automotive	24,454.1	31,001.5
Digital Consumer Electronics	29,791.0	28,954.7
Others	20,304.5	22,897.6
	$621,295.5	$734,555.4

	Six Months Ended June 30
	2020	2021
	NT$	NT$
Resolution	(In Millions)	(In Millions)

5-nanometer	$—	$106,803.0
7-nanometer	195,936.6	212,348.6
10-nanometer	2,003.5	628.5
16-nanometer	100,128.3	90,649.7
20-nanometer	4,096.4	2,530.8
28-nanometer	76,479.1	74,183.0
40/45-nanometer	52,145.1	46,795.8
65-nanometer	31,561.0	31,958.4
90-nanometer	15,300.3	17,755.7
0.11/0.13 micron	14,597.9	18,005.1
0.15/0.18 micron	43,279.2	41,607.5
0.25 micron and above	11,428.4	11,211.9

Wafer revenue	$546,955.8	$654,478.0

Summary of Contract Balances
b.	Contract balances

	January 1, 2020	June 30, 2020	December 31, 2020	June 30, 2021
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$6,784.3	$9,652.6	$13,775.1	$28,707.7